FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
Financial Instruments and Risks
Fair value | R$		R$ 1,994,382		R$ 26,954
Operational Hedge
Financial Instruments and Risks
Fair value | R$		2,231,475		1,754,670
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount	$ 505,000		$ 248,100
Fair value	162,776		(2,474)
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Notional Amount	262,088		544,702
Fair value	100,362		161,055
Operational Hedge | Interest rate swap contract [member] | ZCC
Financial Instruments and Risks
Notional Amount	4,500,200		6,866,800
Fair value | R$		1,968,337		1,596,089
Operational Hedge | Interest rate swap contract [member] | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount	505,000		248,100
Fair value | R$		162,776		(2,474)
Operational Hedge | Interest rate swap contract [member] | NDF (Euro x US$)
Financial Instruments and Risks
Notional Amount	262,088		544,702
Fair value | R$		100,362		161,055
Debt hedges
Financial Instruments and Risks
Fair value | R$		(486,713)		(1,768,134)
Debt hedges | Interest rate swap contract [member] | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional Amount	2,555,626		3,200,179
Fair value | R$		741,492		1,052,546
Debt hedges | Interest rate swap contract [member] | Swap IPCA to CDI (notional in Brazilian Reais)
Financial Instruments and Risks
Notional Amount	4,274,397		1,741,787
Fair value | R$		47,645		278,945
Debt hedges | Interest rate swap contract [member] | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Notional Amount			121,003
Fair value | R$				(29,910)
Debt hedges | Interest rate swap contract [member] | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional Amount	1,025,000		1,863,534
Fair value | R$		(1,081,964)		(2,566,110)
Debt hedges | Interest rate swap contract [member] | Pre-fixed Swap to US$ (US$)
Financial Instruments and Risks
Notional Amount	200,000		350,000
Fair value | R$		(203,045)		(503,605)
Debt hedges | Interest rate swap contract [member] | Swap CDI x SOFR (US$) [Member]
Financial Instruments and Risks
Notional Amount	125,000
Fair value | R$		25,774
Debt hedges | Interest rate swap contract [member] | Swap SOFR to SOFR (US$) [Member]
Financial Instruments and Risks
Notional Amount	150,961
Fair value | R$		(16,615)
Commodity Hedge
Financial Instruments and Risks
Fair value	249,620		40,418
Commodity Hedge | Swap US-CPI (US$)
Financial Instruments and Risks
Notional Amount	131,510		124,960
Fair value	230,471		40,418
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Notional Amount	142,794
Fair value	22,297
Commodity Hedge | Interest rate swap contract [member] | ZCC
Financial Instruments and Risks
Notional Amount	163,100
Fair value | R$		(3,148)
Commodity Hedge | Interest rate swap contract [member] | Swap US-CPI (US$)
Financial Instruments and Risks
Notional Amount	131,510		$ 124,960
Fair value | R$		230,471		R$ 40,418
Commodity Hedge | Interest rate swap contract [member] | Swap VLSFO/Brent
Financial Instruments and Risks
Notional Amount	$ 142,794
Fair value | R$		R$ 22,297